Restricted Cash (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Jan. 11, 2013 HP [Member]
Restricted Cash (Textual)
Letter of Credit from JP Morgan Chase Bank				$ 200,000
Letter of credit facility from JP Morgan Chase Bank, expiration date				Jan. 31, 2014
Letter of credit increased amount				270,000
Cash collateral guarantee for monthly credit line	105.00%
Credit line, monthly borrowing capacity	100,000			200,000
Description of collateral fee	105% of the monthly credit line of $100,000
Description of collateral guarantee	Cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.
Restricted cash	$ 105,000	$ 375,211